SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 14, 2025	Feb. 27, 2025	Oct. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2025
Subsequent Event [Line Items]
Common stock, par value					$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Stock issued during period value issued for services					$ 67,500			$ 90,000			$ 90,000	$ 138,546
Stock issued during period shares new issues				625,000
Common stock, shares issued					4,457,444				4,457,444		2,808,071	2,021,236
Preferred stock, shares issued	12,500,000				0				0		0
Preferred stock, par value					$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Common Stock Issued, Net of Cost of Financing				$ 1,683,970					$ 2,706,346	$ 1,830,770	$ 1,683,970	$ 1,322,885
Restricted Cash					$ 32,802				32,802		29,013	129,778
Shanghai Bank [Member]
Subsequent Event [Line Items]
Restricted Cash					32,802				$ 32,802		29,013
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value				$ 0.00001			$ 0.00001			$ 0.00001
Stock issued during period value issued for services					$ 1
Stock issued during period shares new issues					1,500,718	98,655	225,000				625,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.00001
Amounts due to reimbursements		$ 5,000
Stock issued during period shares new issues	312,500,000
Common stock, shares issued	300
Preferred stock, par value	$ 0.00001
Lessee operating lease renewal term													5 years
Subsequent Event [Member] | H C Wainwright [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction			1,373,809
Common Stock Issued, Net of Cost of Financing			$ 2,224,048
At The Market Offering Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.00001
Stock issued during period value issued for services		$ 5,082,431
Legal fees		$ 50,000